ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Textuals) - shares	1 Months Ended
	Apr. 28, 2018	Dec. 31, 2018	Dec. 31, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares issued		11,621,459	10,380,000
MDJCC Limited ("MDJH Hong Kong")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of Ownership		100.00%
Tianjin Mingdajiahe Real Estate Co., Ltd. | Beijing MingdaJiahe Technology Development Co. Ltd | Exclusive Business Cooperation Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percent of variable interest entity	100.00%